Debt and Financing Arrangements (Details) - USD ($)		Apr. 30, 2017	Apr. 30, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Debt instrument face amount		$ 4,950,000,000	$ 5,150,000,000
Long-term debt	[1]	4,944,500,000	5,146,000,000
Current portion of long-term debt	[1]	499,000,000	0
Long-term debt, less current portion	[1]	4,445,500,000	5,146,000,000
Long-term Line of Credit		0	0
Current Portion Of Long Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument face amount		500,000,000	0
Total Long Term Debt Less Current Portion [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 4,450,000,000	5,150,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 3,700,000,000
1.75% Senior Notes due March 15, 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes		1.75%
Debt instrument face amount		$ 500,000,000.0	500,000,000
Company issued Senior Notes	[1]	$ 499,000,000	498,000,000
2.50% Senior Notes due March 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate on notes		2.50%
Debt instrument face amount		$ 500,000,000.0	500,000,000
Company issued Senior Notes	[1]	$ 496,600,000	$ 495,500,000
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.50%	3.50%
Debt instrument face amount		$ 750,000,000.0	$ 750,000,000
Company issued Senior Notes	[1]	$ 782,600,000	789,400,000
3.00% Senior Notes due March 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.00%
Debt instrument face amount		$ 400,000,000.0	400,000,000
Company issued Senior Notes	[1]	$ 396,600,000	395,900,000
3.50% Senior Notes due March 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.50%
Debt instrument face amount		$ 1,000,000,000.0	1,000,000,000
Company issued Senior Notes	[1]	$ 993,600,000	992,700,000
4.25% Senior Notes due March 15, 2035 [Member]
Debt Instrument [Line Items]
Interest rate on notes		4.25%
Debt instrument face amount		$ 650,000,000.0	650,000,000
Company issued Senior Notes	[1]	$ 642,600,000	642,200,000
4.38% Senior Notes due March 15, 2045 [Member]
Debt Instrument [Line Items]
Interest rate on notes		4.38%
Debt instrument face amount		$ 600,000,000.0	600,000,000
Company issued Senior Notes	[1]	584,900,000	584,400,000
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		550,000,000.0	750,000,000	$ 1,800,000,000
Term loan credit agreement carrying value	[1]	$ 548,600,000	$ 747,900,000

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.